Cover	Dec. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Dec. 03, 2024
Entity File Number	000-53336
Entity Registrant Name	Scepter Holdings, Inc. NV
Entity Central Index Key	0001420924
Entity Tax Identification Number	01-0884561
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5490 S. Rainbow Blvd
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(775)
Local Phone Number	375-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BRZL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false